Financial Liabilities	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Financial Liabilities

Note 12. Financial Liabilities

The components of financial liabilities as of December 31 were as follows (in millions of dollars):

	2013
	Interest Rate	Face Value	Carrying Value
Financial Liabilities Payable Within One Year:

	Effective
VEBA Trust Note	11.71%	$224	$221
Tranche B Term Loan	4.08% (1)	30	30

Canadian Health Care Trust Notes:
Tranche A	7.38% (2)	83	85
Tranche B	9.21% (2)	24	24

Total Canadian Health Care Trust Notes		107	109

Mexican development banks credit facility due 2025	8.81% (3)	30	30

	Weighted Average
Other:
Capital lease obligations	9.95%	64	55
Other financial obligations	15.14%	51	46

Total other financial liabilities		115	101

Total financial liabilities payable within one year		$506	$491

	Maturity	Interest Rate	Face Value	Carrying Value
Financial Liabilities Payable After One Year:

		Effective
VEBA Trust Note	7/15/2023	11.71%	$4,491	$3,971
Tranche B Term Loan	5/24/2017	4.08% (1)	2,895	2,842
Secured Senior Notes due 2019	6/15/2019	8.21% (4)	1,500	1,486
Secured Senior Notes due 2021	6/15/2021	8.44% (5)	1,700	1,683

Canadian Health Care Trust Notes:
Tranche A	6/30/2017	7.38% (2)	298	312
Tranche B	6/30/2024	9.21% (2)	402	411
Tranche C	6/30/2024	9.68% (6)	110	95

Total Canadian Health Care Trust Notes			810	818

Mexican development banks credit facilities:
Credit facility due 2021	12/23/2021	7.50% (7)	229	229
Credit facility due 2025	7/19/2025	8.81% (3)	318	318

Total Mexican development banks credit facilities			547	547

		Weighted Average
Other:
Capital lease obligations	2016-2020	11.04%	316	286
Other financial obligations	2015-2024	13.83%	191	177

Total other financial liabilities			507	463

Total financial liabilities payable after one year			12,450	11,810

Total			$12,956	$12,301

	2012
	Interest Rate	Face Value	Carrying Value
Financial Liabilities Payable Within One Year:

	Effective
VEBA Trust Note	11.71%	$159	$159
Tranche B Term Loan	6.46% (1)	30	30

Canadian Health Care Trust Notes:
Tranche A	7.98% (2)	79	79
Tranche B	9.21% (2)	23	23

Total Canadian Health Care Trust Notes		102	102

Mexican development banks credit facility due 2025	9.62% (3)	30	30

	Weighted Average
Other:
Capital lease obligations	11.50%	36	27
Other financial obligations	11.09%	115	108

Total other financial liabilities		151	135

Total financial liabilities payable within one year		$472	$456

	Maturity	Interest Rate	Face Value	Carrying Value
Financial Liabilities Payable After One Year:

		Effective
VEBA Trust Note	7/15/2023	11.71%	$4,715	$4,129
Tranche B Term Loan	5/24/2017	6.46% (1)	2,925	2,874
Secured Senior Notes due 2019	6/15/2019	8.21% (4)	1,500	1,484
Secured Senior Notes due 2021	6/15/2021	8.44% (5)	1,700	1,681

Canadian Health Care Trust Notes:
Tranche A	6/30/2017	7.98% (2)	402	426
Tranche B	6/30/2024	9.21% (2)	456	467
Tranche C	6/30/2024	9.68% (6)	109	92

Total Canadian Health Care Trust Notes			967	985

Mexican development banks credit facilities:
Credit facility due 2021	12/23/2021	8.54% (7)	231	231
Credit facility due 2025	7/19/2025	9.62% (3)	350	350

Total Mexican development banks credit facilities			581	581

		Weighted Average
Other:
Capital lease obligations	2014-2020	12.43%	251	214
Other financial obligations	2014-2024	13.43%	218	199

Total other financial liabilities			469	413

Total financial liabilities payable after one year			12,857	12,147

Total			$13,329	$12,603

(1)	Loan bears interest at LIBOR (subject to a 0.75 percent floor) + 2.75 percent and LIBOR (subject to a 1.25 percent floor) + 4.75 percent at December 31, 2013 and December 31, 2012, respectively. Commencing in July 2011, interest has been reset every three months. Stated interest rate as of December 31, 2013 and December 31, 2012 was 3.50 percent and 6.00 percent, respectively.
(2)	Note bears interest at a stated rate of 9.00 percent.
(3)	Represents the stated interest rate. Loan bears interest at the 28 day Interbank Equilibrium Interest Rate (“TIIE”) + 4.80 percent subject to a quarterly reset of TIIE.
(4)	Notes bear interest at a stated rate of 8.00 percent.
(5)	Notes bear interest at a stated rate of 8.25 percent.
(6)	Note bears interest at a stated rate of 7.50 percent.
(7)	Represents the stated interest rate. Loan bears interest at the 28 day TIIE + 3.70 percent subject to a monthly reset of TIIE.

As of December 31, 2013, the carrying amounts of our financial obligations were net of fair value adjustments, discounts, premiums and loan origination fees totaling $655 million related to the following obligations (in millions of dollars):

VEBA Trust Note	$523
Tranche B Term Loan	53
Secured Senior Notes due 2019	14
Secured Senior Notes due 2021	17
Canadian Health Care Trust Notes	(10)
Liabilities from capital leases and other financial obligations	58

Total	$655

As of December 31, 2013, the aggregate annual contractual maturities of our financial liabilities at face value were as follows (in millions of dollars):

2014	$506
2015	516
2016	557
2017	3,442
2018	689
2019 and thereafter	7,246

Total	$12,956

Senior Credit Facilities and Secured Senior Notes

On May 24, 2011, we and certain of our U.S. subsidiaries as guarantors entered into the following arrangements:

•	Senior Credit Facilities — a $3.0 billion tranche B term loan maturing on May 24, 2017 (“Tranche B Term Loan”), which was fully drawn on May 24, 2011 and a $1.3 billion revolving credit facility that matures on May 24, 2016 (“Revolving Facility”) and remains undrawn, which were subsequently amended and re-priced on June 21, 2013 to lower applicable interest rates, among other things, and the Tranche B Term Loan was subsequently re-priced on December 23, 2013 to further lower applicable interest rates;

•	Secured Senior Notes due 2019 — issuance of $1.5 billion of 8 percent secured senior notes due June 15, 2019 (“Original 2019 Notes”); and

•	Secured Senior Notes due 2021 — issuance of $1.7 billion of 8 1⁄4 percent secured senior notes due June 15, 2021 (“Original 2021 Notes”).

Senior Credit Facilities

The Senior Credit Facilities are with a syndicate of private sector lenders that provide for borrowings of up to $4.3 billion and include a revolving credit facility which may be borrowed and repaid from time to time until the maturity date. We amended and restated our credit agreement dated as of May 24, 2011 (“Original Senior Credit Agreement”) among us and the lenders party thereto. The amendments to the Original Senior Credit Agreement were given effect in the amended and restated credit agreement, dated as of June 21, 2013 (“Senior Credit Agreement”). Additionally, on December 23, 2013 we re-priced the Tranche B Term Loan governed by the Senior Credit Agreement.

The Original Senior Credit Agreement provided for a $3.0 billion tranche B term loan that was to mature on May 24, 2017, which was fully drawn on May 24, 2011 and a $1.3 billion revolving credit facility that was to mature on May 24, 2016, which was undrawn. The maturity dates did not change under the Senior Credit Agreement. The Revolving Facility remains undrawn as of December 31, 2013.

The amendment in June 2013 reduced the applicable interest rate spreads on the Senior Credit Facilities by 1.50 percent per annum and reduced the rate floors applicable to the Tranche B Term Loan by 0.25 percent per annum. As a result, all amounts outstanding under the Revolving Facility will bear interest, at our option, either at a base rate plus 2.25 percent per annum or at LIBOR plus 3.25 percent per annum. The subsequent re-pricing in December 2013 further reduced the applicable interest rate spreads and interest rate floors applicable to the Tranche B Term Loan by an additional 0.50 percent and 0.25 percent, respectively, per annum. All amounts outstanding under the Tranche B Term Loan will bear interest, at our option, either at a base rate plus 1.75 percent per annum or at LIBOR plus 2.75 percent per annum, subject to a base rate floor of 1.75 percent per annum or a LIBOR floor of 0.75 percent per annum, respectively. We currently accrue interest based on LIBOR.

In addition, the amendment in June 2013 reduced the commitment fee payable on the Revolving Facility to 0.50 percent per annum, which may be reduced to 0.375 percent per annum if we achieve a specified consolidated leverage ratio, of the daily average undrawn portion of the Revolving Facility. The commitment fee remains payable quarterly in arrears.

The outstanding principal amount of the Tranche B Term Loan is payable in equal quarterly installments of $7.5 million, with the remaining balance due at maturity. No scheduled principal payments are required on amounts drawn on the Revolving Facility until the maturity date of the facility.

If we voluntarily refinance or re-price all or any portion of the Tranche B Term Loan before the six-month anniversary of the effective date of the re-pricing in December 2013, under certain circumstances, we will be obligated to pay a call premium equal to 1.00 percent of the principal amount refinanced or re-priced.

Certain negative covenants in the Original Senior Credit Agreement were also amended, including limitations on incurrence of indebtedness and certain limitations on restricted payments, which include dividends. Under the Senior Credit Agreement, among other exceptions, the restricted payment capacity was increased to an amount not to exceed 50 percent of our cumulative consolidated net income, as defined in the Senior Credit Agreement, since January 1, 2012.

In connection with the June 21, 2013 amendment and December 23, 2013 re-pricing, lenders party to the Tranche B Term Loan that held $790 million of the outstanding principal balance either partially or fully reduced their holdings. These reductions were accounted for as debt extinguishments. The remaining holdings were analyzed on a lender-by-lender basis and accounted for as debt modifications. The outstanding principal balance on the Tranche B Term Loan did not change, as new and continuing lenders acquired the $790 million.

We paid $38 million related to the call premium and other fees to re-price and amend the Original Senior Credit Agreement and to re-price the Tranche B Term Loan, of which $30 million was deferred and will be amortized over the remaining terms of the Senior Credit Facilities. We recognized a $24 million loss on extinguishment of debt, which included the write off of $13 million of unamortized debt discounts and $3 million of unamortized debt issuance costs associated with the Senior Credit Facilities, as well as $8 million of the call premium and fees noted above.

Up to $200 million of the Revolving Facility may be used for the issuance of letters of credit. Prior to the final maturity date of each of the facilities, we have the option to extend the maturity date of all or a portion of these facilities with the consent of the lenders whose loans or commitments are being extended. We also have the option to increase the amount of these facilities in an aggregate principal amount not to exceed $1.2 billion, either through an additional term loan, an increase in the Revolving Facility or a combination of both, subject to certain conditions.

Mandatory prepayments are required, subject to certain exceptions, from the net cash proceeds of asset sales, incurrence of additional indebtedness, insurance or condemnation proceeds and excess cash flow. In the case of excess cash flow, the mandatory prepayments are subject to a leverage-based step-down and only to the extent our liquidity exceeds a certain threshold.

The Senior Credit Facilities are secured by a senior priority security interest in substantially all of Chrysler Group LLC’s assets and the assets of its U.S. subsidiary guarantors, subject to certain exceptions. The collateral includes 100 percent of the equity interests in Chrysler Group LLC’s domestic subsidiaries and 65 percent of the equity interests in certain foreign subsidiaries held directly by Chrysler Group LLC and its U.S. subsidiary guarantors.

The Senior Credit Agreement includes a number of affirmative covenants, many of which are customary, including, but not limited to, the reporting of financial results and other developments, compliance with laws, payment of taxes, maintenance of insurance and similar requirements. The Senior Credit Agreement also contains several negative covenants, including but not limited to, (i) limitations on incurrence, repayment and prepayment of indebtedness; (ii) limitations on incurrence of liens; (iii) limitations on making restricted payments, including a limit on declaring dividends or making distributions to our members or stockholders, as the case may be; (iv) limitations on transactions with affiliates, swap agreements and sale and leaseback transactions; (v) limitations on fundamental changes, including certain asset sales and (vi) restrictions on certain subsidiary distributions. In addition, the Senior Credit Agreement requires us to maintain a minimum ratio of borrowing base to covered debt, as well as a minimum liquidity of $3.0 billion, which includes any undrawn amounts on the Revolving Facility.

The Senior Credit Agreement contains a number of events of default related to, (i) failure to make payments when due; (ii) failure to comply with covenants; (iii) breaches of representations and warranties; (iv) certain changes of control; (v) cross-default with certain other debt and hedging agreements and (vi) the failure to pay or post bond for certain material judgments. As of December 31, 2013 we were in compliance with all covenants under the Senior Credit Agreement.

Refer to Note 25, Subsequent Events, for information regarding the additional term loan borrowing under the Senior Credit Agreement.

Secured Senior Notes

We entered into an indenture with CG Co-Issuer Inc. (“CG Co-Issuer”), our 100 percent owned special purpose finance subsidiary, certain of our 100 percent owned U.S. subsidiaries (“Guarantors”) and Wilmington Trust FSB, as trustee and Citibank, N.A. as collateral agent, paying agent, registrar and authenticating agent, pursuant to which we issued the Original 2019 Notes and the Original 2021 Notes, collectively referred to as the “Original Notes.” The Original Notes were issued at par and were sold in a private placement to (i) qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and (ii) outside the United States to persons who are not U.S. persons (as defined in Rule 902 of Regulation S under the Securities Act) in compliance with Regulation S under the Securities Act.

In connection with the offering of the Original Notes, we entered into a registration rights agreement with the initial purchasers of the Original Notes. Under the terms of the registration rights agreement, we agreed to register notes having substantially identical terms as the Original Notes with the Securities and Exchange Commission (“SEC”) as part of an offer to exchange freely tradable exchange notes for the Original Notes. On December 29, 2011, and subject to the terms and conditions set forth in our prospectus, we commenced an offer to exchange our new 8 percent secured senior notes due 2019 (“2019 Notes”) for the outstanding Original 2019 Notes and our new 8 1⁄4 percent secured senior notes due 2021 (“2021 Notes”) for the outstanding Original 2021 Notes. The 2019 Notes and 2021 Notes are collectively referred to as the “Notes.”

On February 1, 2012, our offers to exchange the Original 2019 Notes and Original 2021 Notes expired. Substantially all of the Original Notes were tendered for the Notes. The holders of the Notes received an equal principal amount of 2019 Notes for the Original 2019 Notes and an equal principal amount of 2021 Notes for the Original 2021 Notes. The form and terms of the Notes are identical in all material respects to the Original Notes, except that the Notes do not contain restrictions on transfer.

Beginning December 15, 2011, interest on each series of the Original Notes is payable semi-annually in June and December of each year, to the holders of record of such Original Notes at the close of business on June 1 or December 1, respectively, preceding such interest payment date.

We may redeem, at any time, all or any portion of the 2019 Notes on not less than 30 and not more than 60 days’ prior notice mailed to the holders of the 2019 Notes to be redeemed. Prior to June 15, 2015, the 2019 Notes will be redeemable at a price equal to the principal amount of the 2019 Notes being redeemed, plus accrued and unpaid interest to the date of redemption and a “make-whole” premium calculated under the indenture. At any time prior to June 15, 2014, we may also redeem up to 35 percent of the aggregate principal amount of the 2019 Notes, at a redemption price equal to 108 percent of the principal amount of the 2019 Notes being redeemed, plus accrued and unpaid interest to the date of redemption with the net cash proceeds from certain equity offerings. On and after June 15, 2015, the 2019 Notes are redeemable at redemption prices specified in the 2019 Notes, plus accrued and unpaid interest to the date of redemption. The redemption price is initially 104 percent of the principal amount of the 2019 Notes being redeemed for the twelve months beginning June 15, 2015, decreasing to 102 percent for the year beginning June 15, 2016 and to par on and after June 15, 2017.

We may redeem, at any time, all or any portion of the 2021 Notes on not less than 30 and not more than 60 days’ prior notice mailed to the holders of the 2021 Notes to be redeemed. Prior to June 15, 2016, the 2021 Notes will be redeemable at a price equal to the principal amount of the 2021 Notes being redeemed, plus accrued and unpaid interest to the date of redemption and a “make-whole” premium calculated under the indenture. At any time prior to June 15, 2014, we may also redeem up to 35 percent of the aggregate principal amount of the 2021 Notes, at a redemption price equal to 108.25 percent of the principal amount of the 2021 Notes being redeemed, plus accrued and unpaid interest to the date of redemption with the net cash proceeds from certain equity offerings. On and after June 15, 2016, the 2021 Notes are redeemable at redemption prices specified in the 2021 Notes, plus accrued and unpaid interest to the date of redemption. The redemption price is initially 104.125 percent of the principal amount of the 2021 Notes being redeemed for the twelve months beginning June 15, 2016, decreasing to 102.75 percent for the year beginning June 15, 2017, to 101.375 percent for the year beginning June 15, 2018 and to par on and after June 15, 2019.

The indenture includes affirmative covenants, including the reporting of financial results and other developments. The indenture also contains negative covenants related to our ability and, in certain instances, the ability of certain of our subsidiaries to, (i) pay dividends or make distributions on the Company’s capital stock or repurchase the Company’s capital stock; (ii) make restricted payments; (iii) create certain liens to secure indebtedness; (iv) enter into sale and leaseback transactions; (v) engage in transactions with affiliates; (vi) merge or consolidate with certain companies and (vii) transfer and sell assets.

The indenture provides for customary events of default, including but not limited to, (i) nonpayment; (ii) breach of covenants in the indenture; (iii) payment defaults or acceleration of other indebtedness; (iv) a failure to pay certain judgments and (v) certain events of bankruptcy, insolvency and reorganization. If certain events of default occur and are continuing, the trustee or the holders of at least 25 percent in aggregate of the principal amount of the Notes outstanding under one of the series may declare all of the Notes of that series to be due and payable immediately, together with accrued interest, if any. As of December 31, 2013, we were in compliance with all covenants under the indenture.

Refer to Note 25, Subsequent Events, for information regarding additional issuances of Secured Senior Notes.

VEBA Trust Note

On June 10, 2009, and in accordance with the terms of a settlement agreement between us and the International Union, United Automobile, Aerospace and Agricultural Implement Workers of America (“UAW”) (the “VEBA Settlement Agreement”), we issued a senior unsecured note with a face value of $4,587 million to the VEBA Trust (“VEBA Trust Note”).

The VEBA Trust Note has an implied interest rate of 9.0 percent per annum and requires annual payments of principal and interest on July 15. Scheduled VEBA Trust Note payments through 2012 did not fully satisfy the interest accrued at the implied rate. In accordance with the agreement, the difference between a scheduled payment and the accrued interest through June 30 of the payment year was capitalized as additional debt on an annual basis. In July 2013, we made a scheduled payment of $600 million, which was composed of $441 million of interest accrued through the payment date and $159 million of interest that was previously capitalized as additional debt. In July 2012 and 2011, we made scheduled payments of $400 million and $300 million, respectively, on the VEBA Trust Note and $38 million and $126 million, respectively, of accrued interest was capitalized as additional debt.

The payment of capitalized interest is included as a component of Net Cash Provided by Operating Activities in the accompanying Consolidated Statements of Cash Flows.

The VEBA Trust Note was issued under the terms of an indenture that contains certain negative covenants, including, but not limited to, limitations on incurrence of indebtedness by Chrysler Group LLC that is senior, in any respect, in right of payment to the VEBA Trust Note and limits on the ability of our subsidiaries to incur indebtedness. The terms of a related registration rights agreement provide for certain registration rights that entitle the holder of the VEBA Trust Note to require us to file a registration statement under the Securities Act, for a public offering of the VEBA Trust Note beginning six months following Fiat’s acquisition of a majority ownership interest in us, which occurred in July 2011, and such rights became effective in January 2012.

Refer to Note 18, Employee Retirement and Other Benefits, for additional information regarding the VEBA Trust Note and VEBA Settlement Agreement and to Note 25, Subsequent Events, for information regarding the repayment of the VEBA Trust Note.

Canadian Health Care Trust Notes

On December 31, 2010, Chrysler Canada Inc., (“Chrysler Canada”), issued four unsecured promissory notes to an independent Canadian Health Care Trust (“HCT”) in an initial aggregate face value of $976 million ($974 million Canadian dollar, “CAD”), which we collectively refer to as the Canadian HCT Notes. These notes were issued as part of the settlement of its obligations with respect to retiree health care benefits for National Automobile, Aerospace, Transportation and General Workers Union of Canada (“CAW”, now part of Unifor) represented employees, retirees and dependents, which we refer to as the Canadian Health Care Trust Settlement Agreement. In addition, the Canadian HCT Notes had accrued interest from January 1, 2010 through December 31, 2010 of $80 million ($80 million CAD) and a $31 million ($31 million CAD) net premium.

The terms of each of the notes are substantially similar and provide that each note will rank pari passu with all existing and future unsecured and unsubordinated indebtedness for borrowed money of Chrysler Canada, and that Chrysler Canada will not incur indebtedness for borrowed money that is senior in any respect in right of payment to the notes.

Payments on the Canadian HCT Notes are due on June 30 of each year unless that day is not a business day in Canada, in which case payments are due on the next business day (“Scheduled Payment Date”). Interest is accrued at the stated rate of 9.0 percent per annum for the HCT Tranche A and B notes. Accrued interest in excess of payments on the HCT Tranche A and B notes is capitalized as additional debt on the Scheduled Payment Date. We are not required to make a payment on the HCT Tranche C note until 2020. However, interest accrued at the stated rate of 7.5 percent per annum on the HCT Tranche C note will be capitalized as additional debt on the Scheduled Payment Date through 2019. In July 2013, July 2012 and June 2011, $25 million, $74 million and $27 million, respectively, of interest accrued in excess of the scheduled payments was capitalized as additional debt.

In July 2013, we made a scheduled payment on the HCT Tranche B note of $66 million, which was composed of $44 million of interest accrued through the payment date and $22 million of interest that was previously capitalized as additional debt.

In January 2013, we made a prepayment on the HCT Tranche A note of the scheduled payment due on July 2, 2013. The amount of the prepayment, determined in accordance with the terms of the HCT Tranche A note, was $117 million and was composed of a $92 million principal payment and interest accrued through January 3, 2013 of $25 million. The $92 million HCT Tranche A note principal payment consisted of $47 million of interest that was previously capitalized as additional debt with the remaining $45 million representing a repayment of the original principal balance.

In 2012 and 2011, we made payments of $44 million and $47 million, respectively, on the Canadian HCT Notes, which included principal and interest accrued through the respective payment dates. The HCT Tranche D note was fully repaid in 2012.

The payments of capitalized interest are included as a component of Net Cash Provided by Operating Activities in the accompanying Consolidated Statements of Cash Flows.

Mexico Development Banks Credit Facilities

In July 2010, Chrysler de Mexico, S.A. de C.V. (“Chrysler de Mexico”), our principal operating subsidiary in Mexico, entered into a financing arrangement with certain Mexican development banks which provides for a 15 year amortizing term loan facility equal to the Mexican peso equivalent of $400 million. The facility was fully drawn during July 2010 and was funded in Mexican pesos. Any amounts repaid on the facility cannot be re-borrowed.

In December 2011, Chrysler de Mexico entered into a financing arrangement with certain Mexican development banks which provides for a ten year amortizing term loan facility of 3.0 billion Mexican pesos. The facility was fully drawn during December 2011 and was funded in Mexican pesos. Principal payments on the loan are not required until 2016, and any amounts repaid cannot be re-borrowed.

The terms of these loans are similar. Chrysler de Mexico placed certain of its assets in special purpose trusts to secure repayment of the loans, including certain receivables and property, plant and equipment. As of December 31, 2013 and 2012, Chrysler de Mexico had $56 million and $66 million, respectively, of cash on deposit with the trusts, which is included in Prepaid Expenses and Other Assets in the accompanying Consolidated Balance Sheets. The loans require compliance with certain covenants, including, but not limited to, limitations on liens, incurrence of debt and asset sales. As of December 31, 2013, we were in compliance with all covenants under the facilities.

Gold Key Lease

We previously used special purpose entities to securitize future lease payments and vehicle residual values for the portfolio of vehicles under our Gold Key Lease financing program. We were the sole beneficiary of the consolidated assets from these VIEs and accordingly, we were considered to be the primary beneficiary. Chrysler Canada maintains our Gold Key Lease vehicle lease portfolio. The related vehicles are leased to Canadian consumers and were financed by asset-backed securitization facilities, as well as a $4.7 billion (5.0 billion CAD) secured revolving credit facility. In June 2012, we repaid the remaining outstanding balance of the asset-backed note payable. These obligations were primarily repaid out of collections from the operating leases and proceeds from the sales of the related vehicles. We are currently winding down the Gold Key Lease program, therefore, no additional funding will be required. No vehicles were added to the portfolio during the years ended December 31, 2013 and 2012.

U.S. Treasury Credit Facilities

On June 10, 2009, and in connection with the 363 Transaction, we entered into a first lien credit agreement with the U.S. Treasury, which included a $2.0 billion term loan (“Tranche B Loan”) used to acquire substantially all of the net operating assets of Old Carco. The credit agreement also made various term loans available to us for future working capital needs in an amount not to exceed $4.6 billion (“Tranche C Commitment”). In addition, we provided the U.S. Treasury a $288 million note and assumed $500 million of U.S. Treasury loans originally provided to Chrysler Holding LLC (“Chrysler Holding”) for the benefit of Old Carco. We collectively refer to these loans, as well as the amounts drawn on the Tranche C Commitment, as “Tranche C Loans.” We also provided the U.S. Treasury a $100 million zero coupon note.

The Tranche C Commitment was scheduled to accrue quarterly payable-in-kind (“PIK”) interest of a maximum of $17 million through June 10, 2017, and the PIK interest was to be capitalized on a quarterly basis. Accordingly, $17 million and $68 million of PIK interest was capitalized as additional debt during the three months ended March 31, 2011 and the year ended December 31, 2010, respectively.

On May 24, 2011, we repaid all amounts owed under the U.S. Treasury first lien credit agreement and terminated all lending commitments thereunder. See Repayment of U.S. Treasury and EDC Credit Facilities below for additional information.

Export Development Canada Credit Facilities

Chrysler Canada entered into a loan and security agreement with Export Development Canada (“EDC”) on March 30, 2009, which was subsequently amended on April 29, 2009, pursuant to which the EDC provided a $1,238 million ($1,209 million CAD) secured term loan facility known as “Tranche X”. On June 10, 2009, the EDC loan agreement was amended and restated to increase the secured term loan facility by a CAD equivalent of $909 million USD, up to a maximum of $1,116 million CAD. The increase in the loan facility was known as “Tranche X-2”. In addition to the Tranche X and Tranche X-2 loans, Chrysler Canada provided the EDC additional notes of $81 million ($80 million CAD). The additional notes were included in the Tranche X facility.

On May 24, 2011, we repaid all amounts owed under the EDC loan and security agreement and terminated all lending commitments thereunder. See Repayment of U.S. Treasury and EDC Credit Facilities, below, for additional information.

Repayment of U.S. Treasury and EDC Credit Facilities

On May 24, 2011, we repaid all amounts outstanding under the U.S. Treasury and EDC credit facilities. Refer to U.S. Treasury Credit Facilities and Export Development Canada Credit Facilities, above, for additional information related to these agreements.

Payments were made as follows (in millions of dollars):

	Principal	Accrued Interest	Total Payment
U.S. Treasury first lien credit facilities:
Tranche B	$2,080 (1)	$22	$2,102
Tranche C	3,675 (2)	65	3,740
Zero Coupon Note	100	—	100

Total U.S Treasury first lien credit facilities	5,855	87	5,942
EDC credit facilities:
Tranche X	1,319	14	1,333
Tranche X-2	404	4	408

Total EDC credit facilities	1,723	18	1,741

Total U.S Treasury and EDC credit facilities	$7,578	$105	$7,683

(1)	Includes $80 million of PIK interest previously capitalized. The payment of PIK interest is included as a component of Net Cash Provided by Operating Activities in the accompanying Consolidated Statements of Cash Flows.
(2)	Includes $315 million of PIK interest previously capitalized. The payment of PIK interest is included as a component of Net Cash Provided by Operating Activities in the accompanying Consolidated Statements of Cash Flows. In addition, as a result of the termination of the Ally MTA and in accordance with the U.S. Treasury first lien credit agreement, amounts outstanding under that agreement were reduced by $4 million, the amount of qualifying losses incurred by Ally through April 2011. Refer to Note 14, Commitments, Contingencies and Concentrations, for additional information related to the Ally MTA.

In connection with the repayment of our outstanding obligations under the U.S. Treasury and EDC credit facilities, we recognized a $551 million loss on extinguishment of debt, which consisted of the write off of $136 million of unamortized discounts and $34 million of unamortized debt issuance costs associated with the U.S. Treasury credit facilities and $367 million of unamortized discounts and $14 million of unamortized debt issuance costs associated with the EDC credit facilities. These charges are included in Loss on Extinguishment of Debt in the accompanying Consolidated Statements of Income.

Amounts Available for Borrowing under Credit Facilities

As of December 31, 2013, our $1.3 billion Revolving Facility remains undrawn and the Tranche B Term Loan and Mexican development banks credit facilities remain fully drawn. Our $4.7 billion ($5.0 billion CAD) Gold Key Lease secured revolving credit facility remains undrawn as of December 31, 2013, however, no additional funding will be provided due to winding down the Gold Key Lease program.